Definition of Terms in Fund Name	Jul. 09, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities and at least 80% of its assets in securities included in the S&P 500® Dividend Aristocrats® Index as of the Initial Date of Deposit. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The FTP S&P Dividend Aristocrats Target 25 Portfolio invests in companies from the S&P 500® Dividend Aristocrats® Index. The index consists of companies from the S&P 500® Index that have increased dividends every year for the last 25 consecutive years. The S&P Dividend Aristocrats Target 25 Portfolio stocks are determined as follows:

Step 1: We begin with all stocks contained in the S&P 500® Dividend Aristocrats® Index as of two business days prior to the date of this prospectus. Regulated investment companies, limited partnerships and business development companies are not eligible for selection.

Step 2: We rank each stock on three equally-weighted factors:

•	Debt to equity. Compares a company’s long-term debt to their stockholder’s equity. Higher levels of this ratio are associated with higher risk, lower levels with lower risk.
•	Price to cash flow. Measures the cost of a company’s stock for every dollar of cash flow generated. A lower, but positive, ratio indicates investors are paying less for the cash flow generated which can be a sign of value.
•	Return on assets. Compares a company’s net income to its total assets. The ratio shows how efficiently a company generates net income from its assets.

Step 3: We rank each of the companies by their combined factor scores.

Step 4: We select an approximately equally-weighted portfolio of the best scoring 25 stocks with a maximum of seven stocks from any one of the major Global Industry Classification Standard (“GICS®”) market sectors. If more than seven stocks from any one of the major GICS® sectors are selected, these stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better return on assets ratio is selected.

Other Consideration.

Please note that we applied the strategy which makes up the portfolio for the Trust at a particular time. If we create additional Units of the Trust after the Initial Date of Deposit, we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in the Trust’s portfolio.

The Securities were selected as of the strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from the Trust as described under “Removing Securities from the Trust” are not eligible for inclusion in the Trust’s portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.

The S&P 500® Index and S&P 500® Dividend Aristocrats® Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by First Trust Portfolios L.P. Standard & Poor’s®, S&P®, S&P 500® and S&P Dividend Aristocrats are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Portfolios L.P. The FTP S&P Dvd. Aristocrats Target 25 3Q ’26 is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of SPDJI.

The publisher of the S&P 500® Index is not affiliated with us and has not participated in creating the Trust or selecting the Securities for the Trust. Except as noted herein, the index publisher has not approved of any of the information in this prospectus.